Discontinued Operations - Net Income/(Loss) from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 204,981	$ 362,342	$ 200,793
Time charter, voyage and logistics business expenses	(38,515)	(85,412)	(103,592)
Direct vessel expenses	(30,686)	(47,753)	(52,049)
General and administrative expenses	(11,408)	(14,285)	(16,843)
Depreciation and amortization	(18,135)	(29,581)	(42,076)
Interest expense and finance cost, net	(58,791)	(79,584)	(87,345)
Impairment loss/loss on sale of vessels, net	0	(25,861)	(88,367)
(Loss)/gain on bond extinguishment, net	(221)	951	11,204
Impairment loss for Navios Europe II	0	0	(6,050)
Non-operating other finance cost	(61,730)	0	0
Gain on sale of shipping business	169,631	0	0
Other expense, net	(8,967)	(5,561)	(1,634)
Income tax expense	(53)	(98)	(187)
Net income/(loss) from discontinued operations	$ 146,106	$ 75,158	$ (186,146)